Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.04%
Aerospace & Defense–2.70%
BWX Technologies, Inc.	208,191	$13,124,361
Curtiss-Wright Corp.	152,929	26,955,265
		40,079,626
Air Freight & Logistics–1.28%
Hub Group, Inc., Class A(b)	226,830	19,040,110
Aluminum–0.88%
Kaiser Aluminum Corp.	175,759	13,116,894
Apparel Retail–0.91%
Foot Locker, Inc.(c)	338,678	13,442,130
Apparel, Accessories & Luxury Goods–0.77%
Capri Holdings Ltd.(b)(c)	242,454	11,395,338
Application Software–4.03%
Consensus Cloud Solutions, Inc.(b)	169,877	5,791,107
Envestnet, Inc.(b)(c)	224,319	13,160,796
HashiCorp, Inc., Class A(b)(c)	245,239	7,183,050
Paycor HCM, Inc.(b)(c)	792,481	21,016,596
Sprout Social, Inc., Class A(b)	208,179	12,673,938
		59,825,487
Asset Management & Custody Banks–1.93%
Federated Hermes, Inc., Class B	407,741	16,366,724
Focus Financial Partners, Inc., Class A(b)	236,424	12,263,313
		28,630,037
Automotive Parts & Equipment–2.53%
Dorman Products, Inc.(b)	207,948	17,937,594
Visteon Corp.(b)	124,572	19,536,627
		37,474,221
Automotive Retail–2.95%
AutoNation, Inc.(b)(c)	245,707	33,013,192
Murphy USA, Inc.	41,834	10,795,264
		43,808,456
Biotechnology–2.29%
ADMA Biologics, Inc.(b)	2,375,419	7,862,637
Avid Bioservices, Inc.(b)(c)	448,211	8,408,438
IVERIC bio, Inc.(b)	295,055	7,178,688
Prometheus Biosciences, Inc.(b)	98,684	10,590,767
		34,040,530
Building Products–1.02%
Zurn Elkay Water Solutions Corp.	710,749	15,181,599
Casinos & Gaming–1.00%
Boyd Gaming Corp.	231,308	14,831,469
Construction & Engineering–1.40%
Valmont Industries, Inc.	64,882	20,715,525
Shares		Value
Construction Machinery & Heavy Transportation Equipment– 1.08%
Allison Transmission Holdings, Inc.	352,459	$15,945,245
Construction Materials–1.49%
Summit Materials, Inc., Class A(b)	773,299	22,031,289
Consumer Staples Merchandise Retail–1.76%
BJ’s Wholesale Club Holdings, Inc.(b)	343,250	26,111,027
Diversified Banks–0.46%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	252,931	6,829,137
Electrical Components & Equipment–3.03%
Atkore, Inc.(b)	193,550	27,189,904
Regal Rexnord Corp.	126,478	17,799,249
		44,989,153
Electronic Components–1.96%
Belden, Inc.	171,771	14,904,570
Vishay Intertechnology, Inc.	625,204	14,142,114
		29,046,684
Electronic Equipment & Instruments–0.84%
Itron, Inc.(b)	224,936	12,472,701
Environmental & Facilities Services–1.50%
ABM Industries, Inc.	109,790	4,933,963
Casella Waste Systems, Inc., Class A(b)	208,955	17,272,220
		22,206,183
Footwear–0.67%
Steven Madden Ltd.	276,268	9,945,648
Gas Utilities–2.42%
National Fuel Gas Co.	342,681	19,786,401
Northwest Natural Holding Co.	339,471	16,145,241
		35,931,642
Health Care Equipment–3.35%
AtriCure, Inc.(b)	333,955	13,842,435
Inspire Medical Systems, Inc.(b)	108,121	25,307,882
TransMedics Group, Inc.(b)	138,399	10,480,956
		49,631,273
Health Care Facilities–3.91%
Acadia Healthcare Co., Inc.(b)	367,909	26,581,425
Encompass Health Corp.	209,395	11,328,270
Tenet Healthcare Corp.(b)	338,040	20,086,337
		57,996,032
Health Care Services–2.63%
Addus HomeCare Corp.(b)(c)	155,118	16,560,398
Guardant Health, Inc.(b)	331,443	7,769,024
Option Care Health, Inc.(b)	461,872	14,673,673
		39,003,095
Home Furnishings–0.61%
Tempur Sealy International, Inc.(c)	230,435	9,099,878

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Homebuilding–2.38%
KB Home	269,128	$10,813,563
TopBuild Corp.(b)(c)	117,695	24,497,037
		35,310,600
Hotel & Resort REITs–1.21%
DiamondRock Hospitality Co.	2,213,941	17,999,340
Human Resource & Employment Services–2.65%
ASGN, Inc.(b)	226,810	18,750,383
Korn Ferry	398,042	20,594,693
		39,345,076
Industrial Machinery & Supplies & Components–3.58%
EnPro Industries, Inc.(c)	204,625	21,258,491
Esab Corp.	178,418	10,539,151
Evoqua Water Technologies Corp.(b)	427,383	21,249,483
		53,047,125
Interactive Media & Services–1.75%
Ziff Davis, Inc.(b)(c)	332,455	25,948,113
Investment Banking & Brokerage–1.66%
Stifel Financial Corp.	415,965	24,579,372
IT Consulting & Other Services–0.43%
Endava PLC, ADR (United Kingdom)(b)(c)	95,146	6,391,908
Leisure Products–0.62%
Topgolf Callaway Brands Corp.(b)	422,212	9,128,223
Life Sciences Tools & Services–1.10%
BioLife Solutions, Inc.(b)(c)	345,213	7,508,383
CryoPort, Inc.(b)(c)	365,638	8,775,312
		16,283,695
Metal, Glass & Plastic Containers–1.22%
Silgan Holdings, Inc.	337,710	18,124,896
Oil & Gas Drilling–0.83%
Helmerich & Payne, Inc.	346,382	12,383,157
Oil & Gas Equipment & Services–0.91%
NOV, Inc.	732,990	13,567,645
Oil & Gas Exploration & Production–2.28%
Chesapeake Energy Corp.	244,709	18,607,672
CNX Resources Corp.(b)(c)	950,246	15,222,941
		33,830,613
Oil & Gas Storage & Transportation–0.48%
Equitrans Midstream Corp.	1,228,694	7,101,851
Other Specialized REITs–2.57%
Four Corners Property Trust, Inc.	926,490	24,885,522
Outfront Media, Inc.	818,766	13,288,572
		38,174,094
Packaged Foods & Meats–0.75%
Lancaster Colony Corp.(c)	55,018	11,162,052
Personal Care Products–1.32%
BellRing Brands, Inc.(b)(c)	577,244	19,626,296
Pharmaceuticals–2.39%
Collegium Pharmaceutical, Inc.(b)	443,082	10,629,537
Shares		Value
Pharmaceuticals–(continued)
Intra-Cellular Therapies, Inc.(b)	228,593	$12,378,311
Reata Pharmaceuticals, Inc., Class A(b)	137,270	12,480,589
		35,488,437
Property & Casualty Insurance–1.30%
Definity Financial Corp. (Canada)	740,576	19,326,760
Regional Banks–6.06%
Berkshire Hills Bancorp, Inc.	450,954	11,300,907
Cathay General Bancorp	374,696	12,934,506
Columbia Banking System, Inc.	660,032	14,137,885
Heritage Financial Corp.	405,890	8,686,046
OceanFirst Financial Corp.	535,097	9,888,593
Pacific Premier Bancorp, Inc.	557,125	13,382,143
Webster Financial Corp.	297,815	11,739,867
WSFS Financial Corp.	208,380	7,837,172
		89,907,119
Research & Consulting Services–3.20%
CACI International, Inc., Class A(b)	72,106	21,363,566
KBR, Inc.	473,008	26,039,090
		47,402,656
Restaurants–1.52%
Texas Roadhouse, Inc.(c)	208,124	22,489,879
Self-Storage REITs–1.45%
National Storage Affiliates Trust	514,266	21,486,033
Semiconductor Materials & Equipment–0.80%
MKS Instruments, Inc.	134,485	11,918,061
Semiconductors–2.97%
Allegro MicroSystems, Inc. (Japan)(b)(c)	373,811	17,939,190
Ambarella, Inc.(b)	146,271	11,324,301
MACOM Technology Solutions Holdings, Inc.(b)(c)	208,264	14,753,421
		44,016,912
Soft Drinks & Non-alcoholic Beverages–0.78%
Coca-Cola Consolidated, Inc.	21,527	11,518,667
Steel–0.77%
Commercial Metals Co.	232,362	11,362,502
Systems Software–1.66%
Gitlab, Inc., Class A(b)(c)	333,828	11,446,962
Progress Software Corp.	229,053	13,159,095
		24,606,057
Total Common Stocks & Other Equity Interests (Cost $1,103,475,052)		1,454,347,548
Money Market Funds–2.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	11,074,645	11,074,645
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	6,670,016	6,671,350
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	12,656,737	$12,656,737
Total Money Market Funds (Cost $30,402,909)		30,402,732
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $1,133,877,961)		1,484,750,280
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.69%
Invesco Private Government Fund, 4.78%(d)(e)(f)	36,105,978	36,105,978
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.98%(d)(e)(f)	92,843,944	$92,843,944
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $128,964,265)		128,949,922
TOTAL INVESTMENTS IN SECURITIES–108.78% (Cost $1,262,842,226)		1,613,700,202
OTHER ASSETS LESS LIABILITIES—(8.78)%		(130,258,131)
NET ASSETS–100.00%		$1,483,442,071
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,219,757	$35,922,720	$(31,067,832)	$-	$-	$11,074,645	$92,523
Invesco Liquid Assets Portfolio, Institutional Class	3,205,039	25,659,085	(22,191,308)	(1,580)	114	6,671,350	53,113
Invesco Treasury Portfolio, Institutional Class	7,108,293	41,054,537	(35,506,093)	-	-	12,656,737	105,643
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	63,136,710	90,179,293	(117,210,025)	-	-	36,105,978	515,952*
Invesco Private Prime Fund	162,351,537	157,657,294	(227,136,064)	(32,584)	3,761	92,843,944	1,432,640*
Total	$242,021,336	$350,472,929	$(433,111,322)	$(34,164)	$3,875	$159,352,654	$2,199,871

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,454,347,548	$—	$—	$1,454,347,548
Money Market Funds	30,402,732	128,949,922	—	159,352,654
Total Investments	$1,484,750,280	$128,949,922	$—	$1,613,700,202
Invesco Main Street Small Cap Fund®